Value of Business Acquired - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Accumulated amortization of VOBA and other intangible assets	$ 242,835	$ 241,216